TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.1%
	EQUITY - 45.0%
35,914	FlexShares Global Upstream Natural Resources Index Fund(a)	$ 1,572,315
82,160	iShares Global REIT ETF	2,100,010
15,568	iShares MSCI Emerging Markets ex China ETF	1,050,996
7,133	iShares MSCI USA Small-Cap Multifactor ETF	530,339
45,891	SPDR Portfolio S&P 400 Mid Cap ETF	2,624,506
10,074	SPDR Portfolio S&P 500 Growth ETF	1,052,834
66,525	SPDR Portfolio S&P 500 Value ETF	3,680,828
45,372	SPDR Portfolio S&P 600 Small Cap ETF	2,101,631
79,004	Vanguard FTSE Developed Markets ETF	4,733,920
29,153	Vanguard FTSE Emerging Markets ETF	1,579,510
7,732	Vanguard S&P 500 ETF	4,734,921
13,842	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	525,165
		26,286,975
	FIXED INCOME - 43.1%
37,580	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,189,043
33,795	SPDR Bloomberg Investment Grade Floating Rate ETF	1,042,914
121,298	SPDR Portfolio Short Term Corporate Bond ETF	3,674,116
61,699	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,573,941
43,655	Vanguard Intermediate-Term Treasury ETF(a)	2,620,610
22,243	Vanguard Mortgage-Backed Securities ETF	1,044,531
124,149	Vanguard Short-Term Inflation-Protected Securities ETF	6,285,664
35,643	Vanguard Short-Term Treasury ETF	2,097,591
10,451	Vanguard Total International Bond ETF(a)	516,906
56,293	Xtrackers USD High Yield Corporate Bond ETF	2,089,033
		25,134,349

	TOTAL EXCHANGE-TRADED FUNDS (Cost $44,530,402)	51,421,324

	SHORT-TERM INVESTMENTS — 14.7%
	COLLATERAL FOR SECURITIES LOANED - 3.6%
2,112,047	Federated Hermes Government Obligations Fund, Institutional Class, 4.00% (Cost $2,112,047)(b)	2,112,047

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 14.7% (Continued)
	MONEY MARKET FUNDS - 11.1%
6,457,055	Invesco Government & Agency Portfolio, Institutional Class, 4.04% (Cost $6,457,055)(b)				$ 6,457,055

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,569,102)				8,569,102

	TOTAL INVESTMENTS - 102.8% (Cost $53,099,504)				$ 59,990,426
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%				(1,660,119)
	NET ASSETS - 100.0%				$ 58,330,307

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
29	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	01/02/2026	$ 3,166,664	$ 680
2	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	12/22/2025	245,550	3,955
3	CME E-Mini Standard & Poor's 500 Index Future	Bank of America Merrill Lynch	12/22/2025	1,010,813	13,943
1	CME E-Mini Standard & Poor's MidCap 400 Index	Bank of America Merrill Lynch	12/22/2025	328,620	(2,285)
4	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	12/22/2025	557,060	(2,360)
7	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	12/22/2025	475,895	4,655
	TOTAL FUTURES CONTRACTS				$ 18,588

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $8,899,705 at September 30, 2025. The loaned securities were secured with cash collateral of $2,112,047 and non-cash collateral of $7,023,059. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 76.5%
135,307	FlexShares Global Upstream Natural Resources Index Fund	$ 5,923,740
233,219	iShares Global REIT ETF	5,961,078
87,971	iShares MSCI Emerging Markets ex China ETF	5,938,922
39,874	iShares MSCI USA Small-Cap Multifactor ETF	2,964,632
285,277	SPDR Portfolio S&P 400 Mid Cap ETF	16,314,992
71,157	SPDR Portfolio S&P 500 Growth ETF	7,436,618
134,259	SPDR Portfolio S&P 500 Value ETF	7,428,550
192,302	SPDR Portfolio S&P 600 Small Cap ETF	8,907,429
421,644	Vanguard FTSE Developed Markets ETF(a)	25,264,908
109,827	Vanguard FTSE Emerging Markets ETF	5,950,427
50,974	Vanguard S&P 500 ETF	31,215,458
78,216	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,967,515
		126,274,269
	FIXED INCOME - 11.7%
26,546	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	2,959,083
115,942	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,957,680
49,340	Vanguard Intermediate-Term Treasury ETF(a)	2,961,880
31,503	Vanguard Mortgage-Backed Securities ETF(a)	1,479,381
87,768	Vanguard Short-Term Inflation-Protected Securities ETF	4,443,694
119,691	Xtrackers USD High Yield Corporate Bond ETF	4,441,733
		19,243,451

	TOTAL EXCHANGE-TRADED FUNDS (Cost $109,437,882)	145,517,720

	SHORT-TERM INVESTMENTS — 12.2%
	COLLATERAL FOR SECURITIES LOANED - 0.9%
1,500,336	Federated Hermes Government Obligations Fund, Institutional Class, , 4.00% (Cost $1,500,336)(b)	1,500,336

	MONEY MARKET FUNDS - 11.3%
18,552,940	Invesco Government & Agency Portfolio, Institutional Class, 4.04% (Cost $18,552,940)(b)	18,552,940

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,053,276)	20,053,276

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares					Fair Value
	TOTAL INVESTMENTS - 100.4% (Cost $129,491,158)				$ 165,570,996
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%				(598,485)
	NET ASSETS - 100.0%				$ 164,972,511

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
32	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	01/02/2026	$ 3,494,250	$ 750
8	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	12/22/2025	982,200	15,820
16	CME E-Mini Standard & Poor's 500 Index Future	Bank of America Merrill Lynch	12/22/2025	5,391,000	74,360
7	CME E-Mini Standard & Poor's MidCap 400 Index	Bank of America Merrill Lynch	12/22/2025	2,300,340	(16,010)
22	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	12/22/2025	3,063,830	(12,950)
31	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	12/22/2025	2,107,535	20,675
	TOTAL FUTURES CONTRACTS				$ 82,645

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $27,170,119 at September 30, 2025. The loaned securities were secured with cash collateral of $1,500,336 and non-cash collateral of $26,660,672. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 58.6%
84,371	FlexShares Global Upstream Natural Resources Index Fund(a)	$ 3,693,762
145,425	iShares Global REIT ETF	3,717,063
27,427	iShares MSCI Emerging Markets ex China ETF	1,851,597
24,862	iShares MSCI USA Small-Cap Multifactor ETF	1,848,490
129,368	SPDR Portfolio S&P 400 Mid Cap ETF	7,398,556
17,748	SPDR Portfolio S&P 500 Growth ETF	1,854,843
50,233	SPDR Portfolio S&P 500 Value ETF	2,779,392
79,939	SPDR Portfolio S&P 600 Small Cap ETF	3,702,774
201,056	Vanguard FTSE Developed Markets ETF	12,047,276
68,482	Vanguard FTSE Emerging Markets ETF	3,710,355
27,244	Vanguard S&P 500 ETF	16,683,680
24,386	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	925,205
		60,212,993
	FIXED INCOME - 29.6%
41,347	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,608,950
274,655	SPDR Portfolio Short Term Corporate Bond ETF	8,319,301
72,708	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,854,781
46,149	Vanguard Intermediate-Term Treasury ETF(a)	2,770,324
39,282	Vanguard Mortgage-Backed Securities ETF	1,844,683
109,456	Vanguard Short-Term Inflation-Protected Securities ETF	5,541,757
18,653	Vanguard Total International Bond ETF(a)	922,577
124,388	Xtrackers USD High Yield Corporate Bond ETF	4,616,039
		30,478,412

	TOTAL EXCHANGE-TRADED FUNDS (Cost $74,051,984)	90,691,405

	SHORT-TERM INVESTMENTS — 15.9%
	COLLATERAL FOR SECURITIES LOANED - 4.6%
4,729,190	Federated Hermes Government Obligations Fund, Institutional Class, 4.00% (Cost $4,729,190)(b)	4,729,190

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 15.9% (Continued)
	MONEY MARKET FUNDS - 11.3%
11,625,522	Invesco Government & Agency Portfolio, Institutional Class, 4.04% (Cost $11,625,522)(b)				$ 11,625,522

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,354,712)				16,354,712

	TOTAL INVESTMENTS - 104.1% (Cost $90,406,696)				$ 107,046,117
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1)%				(4,229,470)
	NET ASSETS - 100.0%				$ 102,816,647

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
35	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	01/02/2026	$ 3,821,836	$ 820
3	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	12/22/2025	368,325	5,932
8	CME E-Mini Standard & Poor's 500 Index Future	Bank of America Merrill Lynch	12/22/2025	2,695,500	37,181
4	CME E-Mini Standard & Poor's MidCap 400 Index	Bank of America Merrill Lynch	12/22/2025	1,314,480	(9,150)
11	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	12/22/2025	1,531,915	(6,490)
15	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	12/22/2025	1,019,775	9,975
	TOTAL FUTURES CONTRACTS				$ 38,268

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $9,695,574 at September 30, 2025. The loaned securities were secured with cash collateral of $4,729,190 and non-cash collateral of $5,177,633. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.